Change in Accounting Policy (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 2,813	$ 1,913	$ 3,248	$ 13,000	$ 10,433
Cost of revenue, exclusive of depreciation and amortization	1,298	924	1,491	6,061	4,786
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	3,129	2,241	3,543	14,147	11,270
Cost of revenue, exclusive of depreciation and amortization	1,614	1,252	1,786	7,208	5,623
Effect of Change
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	(316)	(328)	(295)	(1,147)	(837)
Cost of revenue, exclusive of depreciation and amortization	$ (316)	$ (328)	$ (295)	$ (1,147)	$ (837)